Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating ROU assets		$ 5,100,000
Operating lease liabilities		5,200,000
Rent expense	$ 976,000	$ 703,000	$ 880,000
Lease term	15 years